Annual Total Returns [BarChart] - First Trust Natural Gas ETF - First Trust Natural Gas ETF	May 03, 2021
Bar Chart Table:
2011	(6.85%)
2012	(13.51%)
2013	25.13%
2014	(42.02%)
2015	(59.10%)
2016	19.48%
2017	(11.53%)
2018	(34.77%)
2019	(15.87%)
2020	(23.22%)